PREPAYMENTS AND OTHER RECEIVABLES - MOVEMENTS ON PROVISION FOR IMPAIRMENT OF OTHER RECEIVABLES (Details) - CNY (¥)				12 Months Ended
	Jan. 01, 2019	Jan. 01, 2018	Jan. 01, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of provision for impairment of other receivables [line items]
At beginning of period	¥ 10,590,000	¥ 13,325,000	¥ 13,336,000	¥ 10,590,000	¥ 13,325,000	¥ 13,336,000
Provision for impairment loss				0	4,631,000	0
Reversal of impairment loss provision				0	(2,000)	(3,000)
Written-off				0	(12,891,000)	(8,000)
At end of period	10,590,000	18,852,000	13,336,000	10,590,000	10,590,000	¥ 13,325,000
Input VAT with related invoices not been received or verified				¥ 101,317,000	¥ 148,369,000
Change of accounting policy [member]
Disclosure of provision for impairment of other receivables [line items]
Change of accounting policy	¥ 0	¥ 5,527,000	¥ 0